Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events
On January 3, 2019, the Company issued 164,088 restricted Common Shares to Sylvia Wulf, its new Chief Executive Officer, per the terms of her employment agreement. The shares vest over a one-year period.
On March 5, 2019, the Company issued 12,473 restricted Common Shares to Richard Clothier, Chair of the Board of Directors, per the terms of his compensation plan. The shares vest over a three-year period.
On March 7, 2019, the Canadian Subsidiary received C$500 thousand in debt funding from ACOA (Note 8).